Property and Equipment (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment (Textual)
Depreciation expense	$ 0	$ 429	$ 581	$ 633